Document and Entity Information	Aug. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	Aug. 31, 2020